Trade Payables - Schedule of Trade Payables (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Trade Payables [Abstract]
Service providers and consumables	R$ 465,981	R$ 534,307
Related parties	30	30
Operational suppliers	360,327	304,618
Credit card transactions	5,710,040	4,655,769
Other suppliers		2,389
Total	R$ 6,536,378	R$ 5,497,113